Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2019 As supplemented May 1, 2020

HC Capital Trust

The date of this Supplement is August 17, 2020

The Corporate Opportunities Portfolio (formerly, The Fixed Income Opportunity Portfolio) (the “Portfolio”): Effective August 17, 2020, all references to The Fixed Income Opportunity Portfolio in the Prospectus are revised and restated as The Corporate Opportunities Portfolio.

The Fixed Income Opportunity Portfolio (the “Portfolio”) (From the Supplement dated July 7, 2020): In connection with the change in the name of the Portfolio to “The Corporate Opportunities Portfolio” effective August 17, 2020, as described in the Prospectus supplement dated June 16, 2020, the following shows the current Portfolio’s investment strategy and, effective August 17, 2020, the revised investment strategy:

1.	The “Principal Investment Strategies” section included in the Prospectus dated November 1, 2019 as amended to reflect certain options strategies changes on March 14, 2020 is as follows:

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of net assets) in fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” Under normal circumstances, at least 50% of the Portfolio’s total assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (CDO investments are expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The performance benchmark for this Portfolio is the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Effective August 17, 2020, the “Principal Investment Strategies” section of The Corporate Opportunities Portfolio will be as follows:

Under normal circumstances, the Portfolio invests in a mix of equity and fixed income securities issued by corporations. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, publicly traded equities, stock index futures, treasury inflation protected securities, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Notwithstanding the above, when such securities are not available at prices that adequately reflect the underlying risks, the Portfolio will hold a mixture of equity and investment-grade fixed income that most closely approximates the risks of such high-yield securities.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the fixed income portion of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Fixed Income Opportunity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2019 As supplemented May 1, 2020

HC Capital Trust

The date of this Supplement is August 17, 2020

The Corporate Opportunities Portfolio (formerly, The Fixed Income Opportunity Portfolio) (the “Portfolio”): Effective August 17, 2020, all references to The Fixed Income Opportunity Portfolio in the Prospectus are revised and restated as The Corporate Opportunities Portfolio.

The Fixed Income Opportunity Portfolio (the “Portfolio”) (From the Supplement dated July 7, 2020): In connection with the change in the name of the Portfolio to “The Corporate Opportunities Portfolio” effective August 17, 2020, as described in the Prospectus supplement dated June 16, 2020, the following shows the current Portfolio’s investment strategy and, effective August 17, 2020, the revised investment strategy:

1.	The “Principal Investment Strategies” section included in the Prospectus dated November 1, 2019 as amended to reflect certain options strategies changes on March 14, 2020 is as follows:

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of net assets) in fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” Under normal circumstances, at least 50% of the Portfolio’s total assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (CDO investments are expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The performance benchmark for this Portfolio is the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Effective August 17, 2020, the “Principal Investment Strategies” section of The Corporate Opportunities Portfolio will be as follows:

Under normal circumstances, the Portfolio invests in a mix of equity and fixed income securities issued by corporations. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, publicly traded equities, stock index futures, treasury inflation protected securities, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Notwithstanding the above, when such securities are not available at prices that adequately reflect the underlying risks, the Portfolio will hold a mixture of equity and investment-grade fixed income that most closely approximates the risks of such high-yield securities.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the fixed income portion of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.